Securities Sold Under Repurchase Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 616,547	$ 616,208
Maximum amount outstanding at any month end	670,596	713,772
Collateralized Securities, Book Value of Securities Sold	791,953	793,546
Collateralized securities, Fair Value of Securities Sold	723,632	702,566
Repurchase Borrowing, Balance of Liability	$ 585,544	$ 535,322
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.03%	3.12%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 772,719	$ 775,760
Collateralized securities, Fair Value of Securities Sold	705,788	687,091
Repurchase Borrowing, Balance of Liability	$ 572,895	$ 523,152
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.02%	3.09%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 17,150	$ 15,872
Collateralized securities, Fair Value of Securities Sold	15,778	13,604
Repurchase Borrowing, Balance of Liability	$ 11,579	$ 11,100
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.85%	4.75%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 2,084	$ 1,914
Collateralized securities, Fair Value of Securities Sold	2,066	1,871
Repurchase Borrowing, Balance of Liability	$ 1,070	$ 1,070
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.75%	4.00%